Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission	During the period 2025 Banco de Chile has reported as essential fact the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission:
Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate

March 17, 2025	11/2022	FC	600,000	UF	01/01/2030	2.97%
March 20, 2025	11/2022	FC	300,000	UF	01/01/2030	2.97%
March 21, 2025	11/2022	FC	1,050,000	UF	01/01/2030	2.97%
April 1, 2025	11/2022	FC	800,000	UF	01/01/2030	2.96%
April 3, 2025	11/2022	FO	900,000	UF	01/01/2032	2.92%
April, 15, 2025	11/2022	FH	850,000	UF	12/01/2030	2.84%
April, 17, 2025	11/2022	GG	1,000,000	UF	05/01/2035	3.03%
April, 17, 2025	20240002	HD	2,000,000	UF	10/01/2034	3.03%